Loans - Schedule of Debtor Troubled Debt Restructuring, Subsequent Periods (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	$ 3,286	$ 3,020
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	528	47
Multi-family residential [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	2,082	2,527
Non-owner occupied [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	388
Owner occupied [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual Troubled Debt Restructurings, Total	$ 288	$ 446